Related party transactions - Schedule of Technical Service Fees Under Management Agreements (Detail) (USD $)	6 Months Ended
Jun. 30, 2012 Vessel gal
Vessel Class 2500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	2,500
Number of vessels	10
Weighted-average technical services fee (in whole amounts, per vessel per day)	$ 5,132
Vessel Class 3500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	3,500
Number of vessels	2
Weighted-average technical services fee (in whole amounts, per vessel per day)	5,242
Vessel Class 4250 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	4,250
Number of vessels	24
Weighted-average technical services fee (in whole amounts, per vessel per day)	5,465
Vessel Class 4500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	4,500
Number of vessels	5
Weighted-average technical services fee (in whole amounts, per vessel per day)	6,916
Vessel Class 4800 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	4,800
Number of vessels	4
Weighted-average technical services fee (in whole amounts, per vessel per day)	50
Vessel Class 5100 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	5,100
Number of vessels	4
Weighted-average technical services fee (in whole amounts, per vessel per day)	6,482
Vessel Class 8500 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	8,500
Number of vessels	10
Weighted-average technical services fee (in whole amounts, per vessel per day)	7,268
Vessel Class 9600 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	9,600
Number of vessels	2
Weighted-average technical services fee (in whole amounts, per vessel per day)	7,406
Vessel Class 13100 (TEU) [Member]
Related Party Transaction [Line Items]
Capacity of vessel class,twenty foot equivalent unit Vessel class (TEU)	13,100
Number of vessels	8
Weighted-average technical services fee (in whole amounts, per vessel per day)	$ 8,545